INCOME TAXES (Details 3) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets
Employee future benefits	CAD 3.8	CAD 3.8
Non-capital loss and temporary differences relating to working capital	1.6	0.0
Other	11.1	6.2
Deferred income tax assets, Gross	16.5	10.0
Valuation allowance	(16.5)	(10.0)
Deferred income tax assets, Net	CAD 0.0	CAD 0.0